Financial Liabilities - Borrowings - Summary of Carrying Amounts of Borrowings which Denominated in Currencies (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 1,085	£ 2,468
US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	172	1,559
Sterling [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1	13
Euro [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	911	892
Other currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 1	£ 4